Disclosures about Fair Values of Financial Instruments - Schedule of Fair Values of Term Loans and Contingent Consideration (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
Level 2 [Member] | Senior Unsecured Notes [Member]
Fair Value
Fair value of debt	$ 404,000
Level 2 [Member] | 2016 First Lien Term Loan [Member]
Fair Value
Fair value of debt	705,425
Level 2 [Member] | 2012 First Lien Term Loan [Member]
Fair Value
Fair value of debt		$ 895,007
Level 2 [Member] | 2012 Second Lien Term Loan [Member]
Fair Value
Fair value of debt		367,500
Level 3 [Member] | Landshire [Member]
Fair Value
Contingent consideration at fair value	$ 9,875	$ 19,628